SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2023
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	3 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	9 years
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	10 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	13 years